Significant acquisition and equity transactions	12 Months Ended
Dec. 31, 2014
Significant acquisition and equity transactions
Significant acquisition and equity transactions

3. Significant acquisition and equity transactions

(a)   Acquisition of Lefeng.com

        On February 14, 2014, the Group acquired a 75% equity interest of Lefeng.com from Ovation Entertainment Limited ("Ovation"). Lefeng.com owns and operates the online retail business conducted through lefeng.com, an online retail website specialized in selling cosmetics and fashion products in China. The total consideration paid by the Group for the acquisition was approximately $112,500,000 in cash. The acquisition cost amounted to $505,780 was recorded in general and administrative expenses when it incurred. The main purpose of the acquisition is to enlarge the Group's share of the cosmetics market, and in the meantime to attract more customers by expanding categories.

        The acquisition had been accounted for as a business combination and the results of operations of Lefeng.com from the acquisition date have been included in the Group's consolidated financial statements. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent valuation report and management's experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	USD	Weighted average amortization period at the acquisition date (in years)
Working capital, net	(2,373,779)
Liabilities assumed	(19,971,405)
Net tangible assets acquired	6,596,403
Intangible assets	204,301,585
Including: Customer Relationships	48,391,371	5
Trademarks	144,430,367	5
Non-compete agreement	11,479,847	3
Goodwill	9,821,962
Deferred tax liabilities	(48,395,269)
Noncontrolling interest	(37,479,497)

Total consideration	112,500,000

        Goodwill primarily represents the expected synergies from combining with the operations of the Group. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill is not expected to be deductible for tax purposes.

        Based on the assessment of the acquired companies' financial performance made by the Group, acquired company including its subsidiary is not considered material to the consolidated results of operations. Thus pro forma results of operations for these acquisitions as well as the results of operations since the date of acquisition to the period end have not been presented.

(b)   Investment in affiliates

        On February 21, 2014, the Group acquired a 23% equity interest in Ovation for a total consideration of approximately $55,776,955 pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders. The Group has significant influence on Ovation and thus applied the equity method of accounting (refer to note 10 for details).